Segment information	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
Segment information
Segment information

 Significant accounting policies that apply to segment information
Operating and reportable segments
Our operating segments are reported based on financial information provided to the Executive Committee, which is the key management committee and represents the ‘chief operating decision maker’.
Our organisational structure reflects the different customer groups to which we provide communications products and services via our customer-facing units: Consumer, Enterprise, Global and Openreach. The customer-facing units are supported by an internal service unit, Technology, and corporate units including procurement and property management.
The customer-facing units are our reportable segments and generate substantially all of our revenue. Technology and the group’s corporate units are not reportable segments as they did not meet the quantitative thresholds as set out in IFRS 8 ‘Operating Segments’ for any of the years presented.
We aggregate the remaining operations and include within the ‘Other’ category to reconcile to the consolidated results of the group. The ‘Other’ category includes unallocated Technology costs and our corporate units.
Allocation of certain items to segments
Provisions for the settlement of significant legal, commercial and regulatory disputes, which are negotiated at a group level, are initially recorded in the ‘Other’ segment. On resolution of the dispute, the full impact is recognised in the results of the relevant customer-facing unit and offset in the group results through the utilisation of the provision previously charged to the ‘Other’ segment. Settlements which are particularly significant or cover more than one financial year may fall within the definition of specific items as detailed in note 9.
The costs incurred by Technology and corporate units are recharged to the customer-facing units to reflect the services it provides to them. Depreciation and amortisation incurred by Technology in relation to the networks and systems it manages and operates on behalf of the customer-facing units is allocated to the customer-facing units based on their respective utilisation. Capital expenditure incurred by Technology for specific projects undertaken on behalf of the customer-facing units is allocated based on the value of the directly attributable expenditure incurred. Where projects are not directly attributable to a particular customer-facing unit, capital expenditure is allocated between them based on the proportion of estimated future economic benefits.
Specific items are detailed in note 9 and are not allocated to the reportable segments as this reflects how they are reported to the Executive Committee. Finance expense and income are not allocated to the reportable segments, as the central treasury function manages this activity, together with the overall net debt position of the group.
Measuring segment performance
Performance of each reportable segment is measured based on adjusted EBITDA. EBITDA is defined as the group profit or loss before interest, taxation, depreciation and amortisation. Adjusted EBITDA is defined as EBITDA before specific items, net non-interest related finance expense, and share of profits or losses of associates and joint ventures. Adjusted EBITDA is considered to be a useful measure of the operating performance of the customer-facing units because it approximates the underlying operating cash flow by eliminating depreciation and amortisation and also provides a meaningful analysis of trading performance by excluding specific items, which are disclosed separately by virtue of their size, nature or incidence.
Revenue recognition
Our revenue recognition policy is set out in the following note.
Internal revenue and costs
Most of our internal trading relates to Openreach and arises on rentals, and any associated connection or migration charges, of the UK access lines and other network products to the customer-facing units, including the use of BT Ireland’s network. This occurs both directly, and also indirectly, through Technology which is included within the ‘Other’ segment. Enterprise internal revenue arises from Consumer for mobile Ethernet access and Technology for transmission planning services. Internal revenue arising in Consumer relates primarily to employee broadband and wi-fi services. Intra-group revenue generated from the sale of regulated products and services is based on market price. Intra-group revenue from the sale of other products and services is agreed between the relevant customer-facing units and therefore the profitability of customer-facing units may be impacted by transfer pricing levels.
Geographic segmentation
The UK is our country of domicile and we generate the majority of our revenue from external customers in the UK. The geographic analysis of revenue is based on the country of origin in which the customer is invoiced. The geographic analysis of non-current assets, which exclude derivative financial instruments, investments and deferred tax assets, is based on the location of the assets.

Segment revenue and profit
As explained in note 1, from 1 April 2019 we changed the allocation of group overhead costs and transferred the Emergency Services Network contract from Consumer to Enterprise. The prior year comparatives presented in this note have been restated to reflect these changes.

Year ended 31 March 2020 (IFRS 15 & 16)	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Segment revenue	10,388	6,093	4,361	5,112	1	25,955
Internal revenue	(102)	(276)	—	(2,753)	—	(3,131)
Revenue from external customers[a]	10,286	5,817	4,361	2,359	1	22,824
Adjusted EBITDA[b]	2,426	1,965	634	2,858	24	7,907
Depreciation and amortisation[a]	(1,278)	(719)	(479)	(1,712)	(108)	(4,296)
Operating profit (loss)[a]	1,148	1,246	155	1,146	(84)	3,611
Specific items (note 9)						(328)
Operating profit						3,283
Net finance expense[c]						(897)
Share of post tax profit (loss) of associates and joint ventures						(33)
Profit before tax						2,353

Year ended 31 March 2019 (restatedd) (IFRS 15 & IAS 17)	Consumer[d] £m	Enterprise[d] £m	Global[d] £m	Openreach[d] £m	Other[d] £m	Total £m
Segment revenue	10,591	6,396	4,735	5,075	3	26,800
Internal revenue	(107)	(359)	—	(2,875)	—	(3,341)
Revenue from external customers[a]	10,484	6,037	4,735	2,200	3	23,459
Adjusted EBITDA[b]	2,331	1,910	444	2,744	(37)	7,392
Depreciation and amortisation[a]	(1,030)	(690)	(378)	(1,398)	(50)	(3,546)
Operating profit (loss)[a]	1,301	1,220	66	1,346	(87)	3,846
Specific items (note 9)						(425)
Operating profit						3,421
Net finance expense[c]						(756)
Share of post tax profit (loss) of associates and joint ventures						1
Profit before tax						2,666

Year ended 31 March 2018 (restatedd) (IAS 18 & IAS 17)	Consumer[d] £m	Enterprise[d] £m	Global[d] £m	Openreach[d] £m	Other[d] £m	Total £m
Segment revenue	10,296	6,711	5,013	5,278	8	27,306
Internal revenue	(103)	(441)	—	(3,016)	—	(3,560)
Revenue from external customers[a]	10,193	6,270	5,013	2,262	8	23,746
Adjusted EBITDA[b]	2,205	1,995	374	2,933	(2)	7,505
Depreciation and amortisation[a]	(1,013)	(676)	(432)	(1,330)	(63)	(3,514)
Operating profit (loss)[a]	1,192	1,319	(58)	1,603	(65)	3,991
Specific items (note 9)						(610)
Operating profit						3,381
Net finance expense[c]						(764)
Share of post tax profit (loss) of associates and joint ventures						(1)
Profit before tax						2,616

[a]	Before specific items.

[b]	Adjusted EBITDA, defined as EBITDA before specific items, net non-interest related finance expense, and share of profits or losses of associates and joint ventures.

[c]	Net finance expense includes specific item expense of £140m (2018/19: £139m, 2017/18: £218m). See note 9.

[d]
2018 and 2019 comparatives have been restated to reflect the change in allocation of group overhead costs and transfer of the Emergency Services Network contract from Consumer to Enterprise on 1 April 2019; and 2018 comparatives have also been restated for the transfer of our Northern Ireland Networks business from Enterprise to Openreach and reclassification of internal revenue generated by our Ventures business from 1 October 2018. See note 1.

Internal revenue and costs

	Internal cost recorded by
Year ended 31 March 2020	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	—	63	21	—	18	102
Enterprise	64	—	54	86	72	276
Global	—	—	—	—	—	—
Openreach	846	379	97	—	1,431	2,753
Total	910	442	172	86	1,521	3,131

	Internal cost recorded by
Year ended 31 March 2019	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	—	69	20	—	18	107
Enterprise	63	—	51	177	68	359
Global	—	—	—	—	—	—
Openreach	920	401	112	—	1,442	2,875
Total	983	470	183	177	1,528	3,341

	Internal cost recorded by
Year ended 31 March 2018 (restateda)	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	—	65	20	—	18	103
Enterprise[a]	130	—	51	173	87	441
Global	—	—	—	—	—	—
Openreach[a]	896	480	125	—	1,515	3,016
Total	1,026	545	196	173	1,620	3,560

[a]
2018 comparatives have been restated to reflect the transfer of our Northern Ireland Networks business from Enterprise to Openreach and reclassification of internal revenue generated by our Ventures business from 1 October 2018. See note 1.

Capital expenditure

Year ended 31 March 2020	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Intangible assets[a]	291	218	123	103	55	790
Property, plant and equipment[b]	657	283	100	2,005	125	3,170
Capital expenditure	948	501	223	2,108	180	3,960

Year ended 31 March 2019 (restatedc)	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Intangible assets[a,c]	272	184	93	82	49	680
Property, plant and equipment[b,c]	672	367	152	1,999	93	3,283
Capital expenditure	944	551	245	2,081	142	3,963
Acquisition of spectrum[a]	—	—	—	—	304	304
Capital expenditure including spectrum	944	551	245	2,081	446	4,267

Year ended 31 March 2018 (restatedc)	Consumer £m	Enterprise £m	Global £m	Openreach £m	Other £m	Total £m
Intangible assets[a,c]	224	192	92	70	64	642
Property, plant and equipment[b,c]	590	405	186	1,629	70	2,880
Capital expenditure	814	597	278	1,699	134	3,522

[a]	Additions to intangible assets as presented in note 13.

[b]	Additions to property, plant and equipment as presented in note 14, inclusive of movement on engineering stores.

[c]
2018 and 2019 comparatives have been restated to reflect the transfer of the Emergency Services Network contract from Consumer to Enterprise on 1 April 2019; and 2018 comparatives have also been restated for the transfer of our Northern Ireland Networks business from Enterprise to Openreach from 1 October 2018. See note 1.

Geographic segmentation
Revenue from external customers

Year ended 31 March	2020 £m	2019 £m	2018 £m
UK	19,401	19,683	19,687
Europe, Middle East and Africa, excluding the UK	1,904	2,280	2,489
Americas	924	936	996
Asia Pacific	595	560	574
Revenue[a]	22,824	23,459	23,746

[a]	Before specific items.
Non-current assets

At 31 March	2020 £m	2019 (restatedb) £m	2018 £m
UK	35,597	30,295	28,835
Europe, Middle East and Africa, excluding the UK	2,347	2,218	2,527
Americas	384	338	331
Asia Pacific	198	110	109
Non-current assets[a]	38,526	32,961	31,802

[a]
Comprising the following balances presented in the group balance sheet: intangible assets; property, plant and equipment; right-of-use assets; investments in associates and joint ventures; trade and other receivables and contract assets.

[b] 2019 comparatives restated to include contract assets totalling £249m.